Segment and geographic information (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Schedule Of Revenue By Product Category [Table Text Block]
The Company’s revenues are all generated from direct sales platform and nationwide distribution networks in the PRC. Segment and geographic information below has been adjusted by excluding discontinued operations, which is disclosed in Note 21. The revenues by each Company of similar products are as follows:

	For the years ended December 31,
Product	2015	2016	2017
Health products	$8,101,683	$11,776,863	$17,032,191
Collectible products	5,646,352	1,573,757	1,534,151
Mobile phones	5,032,111	1,722,626	1,117,158
Kitchen and household	1,591,090	397,722	223,497
Fitness products	765,679	217,226	25,085
Cosmetics products	220,364	103,330	14,192
Auto products	49,461	1,026	9,532
Consumer electronics products	88,811	41,437	—
Other products	1,519,250	697,883	584,772

Total gross revenues	$23,014,801	$16,531,870	$20,540,578
Less: sales taxes	(58,636)	(53,415)	(250,291)

Total revenues, net	$22,956,165	$16,478,455	$20,290,287

Reconciliation Of Gross Profit From Segments To Consolidated [Table Text Block]
The gross profit by segments is as follows:

Year ended December 31, 2015	Direct sales	Distribution sales	Total
Revenue, net	$18,003,617	$4,952,548	$22,956,165
Cost of revenue	(12,537,965)	(2,955,637)	(15,493,602)
Gross profit	$5,465,652	$1,996,911	$7,462,563

Year ended December 31, 2016	Direct sales	Distribution sales	Total
Revenue, net	$13,361,915	$3,116,540	$16,478,455
Cost of revenue	(2,352,556)	(2,877,620)	(5,230,176)
Gross profit	$11,009,359	$238,920	$11,248,279

Year ended December 31, 2017	Direct sales	Distribution sales	Total
Revenue, net	$18,942,436	$1,347,851	$20,290,287
Cost of revenue	(5,244,490)	(827,495)	(6,071,985)
Gross profit	$13,697,946	$520,356	$14,218,302